Income Taxes - Reconciliation of Panama Statutory Federal Tax Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Panama federal statutory rate	25.00%	25.00%	25.00%
Non-Panama operations	3.50%	(16.40%)	(4.40%)
Valuation allowance for deferred tax assets	(86.60%)	(19.10%)	14.70%
Audit settlements and reserves	14.20%	(0.90%)	3.00%
Other	(0.40%)	0.30%	0.70%
Effective tax rate attributable to continuing operations	(44.30%)	(11.10%)	39.00%